Balance Sheet Components - Schedule of Accrued Compensation and Benefits and Share-based Compensation (Details) - USD ($) $ in Millions	Sep. 18, 2023	Dec. 31, 2023	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued bonus, commissions, and cash awards		$ 125.0	$ 257.0
Accrued vacation and sabbatical		70.0	66.0
Accrued salaries and fringe benefits		7.0	11.0
Share-based payment liabilities		9.0	255.0
Accrued compensation and benefits and share-based compensation		$ 211.0	$ 589.0
2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based awards, liability paid	$ 244.0